Regulatory Charges - Disclosure of Information About Amounts Recognised in Relation to Regulatory Deferral Account Balances (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Energy Development Account (CDE)	R$ 122	R$ 206
Regulator inspection fee - ANEEL	2	2
Energy Efficiency Program	258	224
Research and development	225	233
Energy System Expansion Research	2	3
National Scientific and Technological Development Fund	5	5
Proinfa - Alternative Energy Program	7	7
Royalties for use of water resources	6	15
Emergency capacity charge	31	31
Others	6
Liability	693	763
Current liabilities	514	513
Non-current liabilities	179	250
Regulatory Assets [member]
Liabilities
Global Reversion Reserve (RGR)	R$ 29	R$ 37